Average Annual Total Returns{- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Investor PRO-13 - Asset Manager: Growth Portfolio	VIP Asset Manager: Growth Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Asset Manager: Growth Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Asset Manager: Growth Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	13.89%	12.39%	10.60%	28.71%	18.47%	16.55%	13.42%	11.93%	10.59%